Income Taxes - Reconciliation of Income Tax Expense Computed at U.S. Federal Statutory Tax Rate to Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax at statutory rate	$ (32.7)	$ (12.1)	$ (10.0)
State income taxes	(7.1)	(0.3)	(4.1)
Tax benefit of cross-border intercompany financing structure	(2.1)	(2.3)	(3.9)
Repatriation of intangibles	(4.6)	0.0	0.0
Meals and entertainment	0.2	0.3	0.8
Disallowed officers' compensation	1.6	6.3	0.5
Excess tax benefits related to stock-based compensation	(0.1)	0.8	(2.4)
Section 956 inclusion, Section 78 gross-up	(0.1)	(0.2)	13.2
Goodwill impairment	1.2	0.0	14.4
Gain on divestiture	0.0	2.2	0.0
Remeasurement of deferred tax assets/liabilities	0.0	(1.0)	(117.6)
Transition tax	(1.9)	(0.4)	9.6
Foreign tax credit	0.0	(0.1)	(29.7)
Other tax credits	(0.9)	(1.3)	(0.8)
Valuation allowance	3.4	(1.1)	3.5
Uncertain tax positions	(2.5)	(2.9)	(4.5)
Step-up in goodwill tax basis	(0.4)	(0.4)	(1.8)
Return-to-provision	0.1	(0.6)	(6.3)
Other, net	0.4	1.7	(0.7)
Total income tax benefit	$ (45.5)	$ (11.4)	$ (139.8)